ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Optimal Allocations Fund: Defensive

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literatureasset. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated February 28, 2011, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2010, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: GODAX	Class C: GODCX	Class R: GODRX	Institutional Class: GODIX	Institutional Service Class: GODSX

Objective

The Aberdeen Optimal Allocations Fund: Defensive (the "Defensive Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Defensive Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A and Class D Sales Charges" section on page 148 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A and Class D Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	1.46%	1.43%	1.45%	1.43%	1.48%
Acquired fund fees and expenses	0.63%	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	2.49%	3.21%	2.73%	2.21%	2.26%
Less: Amount of Fee Limitations/Expense Reimbursements[1]	1.33%	1.33%	1.33%	1.33%	1.33%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.16%	1.88%	1.40%	0.88%	0.93%

1  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013, after which it may be terminated by the Adviser upon proper prior notice to the Trust.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Optimal Allocations Fund: Defensive

Example

This Example is intended to help you compare the cost of investing in the Defensive Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Defensive Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$686	$1,058	$1,590	$3,041
Class C shares	$291	$732	$1,440	$3,322
Class R shares	$143	$587	$1,200	$2,858
Institutional Class shares	$90	$426	$933	$2,327
Institutional Service Class shares	$95	$442	$959	$2,380

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$191	$732	$1,440	$3,322

Portfolio Turnover

The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.34% of the average value of its portfolio.

Principal Strategies

The Defensive Fund invests in Underlying Funds, some of which are actively managed by the Adviser, and invests in both traditional (funds that invest in U.S. equities, international equities, U.S. bonds and short-term investments) and non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts ("REITs") and commodity linked instruments) asset classes. The Defensive Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in most instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs. It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives. The Defensive Fund invests in bonds and short-term investments to add income and reduce volatility. The Defensive Fund may invest in Underlying Funds that invest in the stocks of companies of any size and in bonds of any maturity and quality.

The Adviser establishes model weights among different asset classes based on the Defensive Fund's risk profile and strategies. Within each allocation model, the Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Defensive Fund in order to achieve the Defensive Fund's investment objective. The Defensive Fund's current target allocation ranges for investment are: 5-30% in U.S. equity funds, 5-35% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 50-75% in bond funds and short-term investments and 5-20% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation).

For additional information regarding the above identified strategies, see "Fund Details: Additional Information about Principal Strategies" In the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks

The Defensive Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Affiliated Funds Risk – The Fund's Adviser serves as the adviser of certain Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk – The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others. The Fund invests a significant proportion of its assets in non-traditional assets, which may involve riskier types of securities or investments than those offered by other asset classes. The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk – The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Optimal Allocations Fund: Defensive

its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various underlying funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk – Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the Fund. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk – The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected. There can be no assurance that the Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk – Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as "market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity. The Fund does not intend to engage in market timing in Underlying Fund shares. However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself. While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk – the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk – transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk – a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk – the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk – derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk – foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S. securities. These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk – interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk – changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk – the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk – it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk – instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Optimal Allocations Fund: Defensive

Real Estate-Related Investment Risk – investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk – the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying Fund must purchase the security and return it to the lender.

Stock Market Risk – an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The returns presented for the Defensive Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Defensive Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Defensive Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Defensive Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Defensive Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the S&P 500® Index, an unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies, and the Defensive Composite Index, which is a hypothetical combination of 60% of the Barclays Capital U.S. Aggregate Bond Index, and 40% of the S&P 500 Index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter: 7.98% – 3rd quarter 2010
Worst Quarter: -6.34% – 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010

	1 Year	Since Inception (December 15, 2006)
Class A shares – Before Taxes	1.77%	2.94%
Class A shares – After Taxes on Distributions	0.98%	1.90%
Class A shares – After Taxes on Distributions and Sales of Shares	1.13%	1.91%
Class C shares – Before Taxes	6.20%	3.71%
Class R shares – Before Taxes	6.20%	3.71%
Institutional Class shares – Before Taxes	8.34%	4.68%
Institutional Service Class shares – Before Taxes	8.34%	4.68%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	-0.93%
Defensive Composite Index (reflects no deduction for fees, expenses or taxes)	10.41%	3.67%

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Optimal Allocations Fund: Defensive

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Defensive Fund's investment adviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Richard Fonash, CFA®	Senior Investment Manager	2000

Allison Mortensen, CFA®	Senior Investment Manager	2004

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000 (per Fund)

To open an IRA account	$1,000 (per Fund)

Additional investments	$50 (per Fund)

To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)

Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R Shares
To open an account	No Minimum

Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Optimal Allocations Fund: Defensive

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ABERDEEN FUNDS: SUMMARY PROSPECTUS

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Aberdeen Optimal Allocations Fund: Defensive

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ABERDEEN FUNDS: SUMMARY PROSPECTUS

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Aberdeen Optimal Allocations Fund: Defensive

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